Inventories - Summary of Inventories (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Inventories
Educational content	R$ 30,167	R$ 24,535
Educational content in progress	37,276	12,837
Consumables and supplies	1,198	835
Inventories held by third parties	5,435	1,899
Inventories	R$ 74,076	R$ 40,106